Loans and Borrowings - MCSA and NX Gold Lines of Credit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 426,233	$ 418,057	$ 59,250
Repayments of borrowings	7,786	55,650
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 426,233	$ 418,057